Financial Instruments - Summary of Maturity Analysis For Derivative and Non Derivative Financial Liabilities (Detail) $ in Thousands	Dec. 31, 2023 CAD ($)
Disclosure Of Maturity Analysis For Derivative And Non Derivative Financial Liabilities [Line Items]
Foreign currency forward contracts	$ 1,019
Accounts payable and accrued liabilities	561,120
Other current liabilities	7,936
Long-term debt – Revolving credit facility	314,705
Long-term debt – Term loan	171,938
Long-term debt – Notes	826,625
Other current liabilities	18,070
Less than 3 months [member]
Disclosure Of Maturity Analysis For Derivative And Non Derivative Financial Liabilities [Line Items]
Foreign currency forward contracts	596
Accounts payable and accrued liabilities	561,120
Other current liabilities	7,936
Long-term debt – Revolving credit facility	0
Long-term debt – Term loan	13,226
Long-term debt – Notes	0
Other current liabilities	0
3 months to 1 year [member]
Disclosure Of Maturity Analysis For Derivative And Non Derivative Financial Liabilities [Line Items]
Foreign currency forward contracts	423
Accounts payable and accrued liabilities	0
Other current liabilities	0
Long-term debt – Revolving credit facility	0
Long-term debt – Term loan	39,678
Long-term debt – Notes	0
Other current liabilities	0
Greater than 1 year [member]
Disclosure Of Maturity Analysis For Derivative And Non Derivative Financial Liabilities [Line Items]
Foreign currency forward contracts	0
Accounts payable and accrued liabilities	0
Other current liabilities	0
Long-term debt – Revolving credit facility	314,705
Long-term debt – Term loan	119,034
Long-term debt – Notes	826,625
Other current liabilities	$ 18,070